Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of Products Acquisition from Pemex Industrial Transformation	During 2025, CFE acquired the following products:

Product	2025
Heavy fuel oil	Ps.	16,543,048
Industrial diesel	12,602,898
Other	995,677
Fuel oil	315,340
Natural Gas	693,493
Freights	630
Total	Ps.	31,151,086

Summary of Retirement and Former Employee Benefits Granted	Retirement post-employment and long-term employee benefits are granted as follows:

	As of December 31,
	2025		2024	2023
Retirement	Ps.	6,042	7,423	6,493
Post-employment	121		325	329
Long-term	1,832		1,711	1,594
	Ps.	7,995	9,459	8,416